Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments (unaudited)
March 31, 2025

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – 41.5%
208 Park Avenue Mortgage Trust 2017-280P, CME Term SOFR 1 Month + 1.1800%, 5.5020%, 9/15/34ž,‡	$2,890,000	$2,842,350
A&D Mortgage Trust 2024-NQM4 A1, 5.4640%, 8/25/69ž	1,537,527	1,535,142
A&D Mortgage Trust 2024-NQM5 A1, 5.6990%, 11/25/69ž	637,257	639,491
Affirm Asset Securitization Trust 2024-A A, 5.6100%, 2/15/29ž	692,000	696,551
Affirm Asset Securitization Trust 2024-X1 A, 6.2700%, 5/15/29ž	419,670	420,358
Ally Bank Auto Credit-Linked Notes 2024-A A2, 5.6810%, 5/17/32ž	1,546,783	1,567,779
Ally Bank Auto Credit-Linked Notes 2024-B A2, 4.9700%, 9/15/32ž	1,920,834	1,929,143
Alterna Funding LLC 2024-1A A, 6.2600%, 5/16/39ž	1,649,078	1,662,681
AMCR ABS Trust 2023-1A A, 7.6600%, 1/21/31ž	22,788	22,788
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49ž,‡	67,013	65,741
Angel Oak Mortgage Trust I LLC 2019-6, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 0.9500%, 2.6200%, 11/25/59ž,‡	64,409	62,851
Angel Oak Mortgage Trust I LLC 2024-3 A1, 4.8000%, 11/26/68ž,Ç	302,920	298,581
Angel Oak Mortgage Trust I LLC 2024-5 A1, 4.9500%, 7/25/68ž,Ç	1,740,975	1,720,559
Angel Oak Mortgage Trust I LLC 2024-6 A1, 4.6500%, 11/25/67ž,Ç	1,198,760	1,174,780
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46ž	324,950	301,946
ARES CLO Ltd 2019-53A A1R, CME Term SOFR 3 Month + 1.2800%, 5.5766%, 10/24/36ž,‡	814,000	813,989
ARES CLO Ltd 2021-60A A, CME Term SOFR 3 Month + 1.3816%, 5.6748%, 7/18/34ž,‡	491,000	491,331
Arivo Acceptance Auto Loan Receivables 2022-1A A, 3.9300%, 5/15/28ž	313,034	312,074
Asset Based Lending LLC 2024-RTL1 A1, 6.0750%, 9/25/29ž,Ç	567,000	566,376
Babson CLO Ltd LP-5A A, CME Term SOFR 3 Month + 1.2200%, 5.5132%, 1/22/35ž,‡	1,777,880	1,775,845
BLP Commercial Mortgage Trust 2025-IND A, CME Term SOFR 1 Month + 1.2000%, 5.5192%, 3/17/42ž,‡	1,747,000	1,733,445
Blue Bridge Funding LLC 2023-1A A, 7.3700%, 11/15/30ž	1,091,265	1,101,872
BPR Trust 2022-OANA A, CME Term SOFR 1 Month + 1.8980%, 6.2172%, 4/15/37ž,‡	2,387,000	2,386,998
BPR Trust 2023-BRK2 A, 6.8990%, 10/5/38ž,‡	1,788,000	1,857,352
BPR Trust 2024-PMDW A, 5.3580%, 11/5/41ž,‡	1,923,885	1,931,700
BPR Trust 2024-PMDW D, 5.8500%, 11/5/41ž,‡	737,000	724,219
BX Commercial Mortgage Trust 2021-21M A, CME Term SOFR 1 Month + 0.8445%, 5.1635%, 10/15/36ž,‡	1,692,686	1,679,206
BX Commercial Mortgage Trust 2021-LBA AJV, CME Term SOFR 1 Month + 0.9145%, 5.2345%, 2/15/36ž,‡	1,598,000	1,588,989
BX Commercial Mortgage Trust 2021-LBA AV, CME Term SOFR 1 Month + 0.9145%, 5.2345%, 2/15/36ž,‡	1,436,901	1,428,799
BX Commercial Mortgage Trust 2021-VOLT F, CME Term SOFR 1 Month + 2.5145%, 6.8337%, 9/15/36ž,‡	3,235,000	3,190,721
BX Commercial Mortgage Trust 2022-FOX2 A2, CME Term SOFR 1 Month + 0.7492%, 5.0684%, 4/15/39ž,‡	1,447,800	1,435,840
BX Commercial Mortgage Trust 2023-VLT3 A, CME Term SOFR 1 Month + 1.9400%, 6.2592%, 11/15/28ž,‡	1,523,750	1,521,798
BX Commercial Mortgage Trust 2023-VLT3 B, CME Term SOFR 1 Month + 2.6890%, 7.0082%, 11/15/28ž,‡	1,142,633	1,125,500
BX Commercial Mortgage Trust 2024-AIR2 A, CME Term SOFR 1 Month + 1.4923%, 5.8043%, 10/15/41ž,‡	1,876,000	1,876,954
BX Commercial Mortgage Trust 2024-AIRC A, CME Term SOFR 1 Month + 1.6912%, 6.0104%, 8/15/39ž,‡	2,557,000	2,558,812
BX Commercial Mortgage Trust 2024-AIRC C, CME Term SOFR 1 Month + 2.5900%, 6.9091%, 8/15/39ž,‡	789,000	788,389
BX Commercial Mortgage Trust 2024-BRBK A, CME Term SOFR 1 Month + 2.8796%, 7.1960%, 10/15/41ž,‡	803,659	804,249
BX Commercial Mortgage Trust 2024-CNYN A, CME Term SOFR 1 Month + 1.4419%, 5.7611%, 4/15/41ž,‡	1,875,683	1,878,276
BX Commercial Mortgage Trust 2024-GPA3 A, CME Term SOFR 1 Month + 1.2928%, 5.6120%, 12/15/39ž,‡	1,069,538	1,066,262
BX Commercial Mortgage Trust 2024-GPA3 B, CME Term SOFR 1 Month + 1.6423%, 5.9615%, 12/15/39ž,‡	493,238	492,088
BX Commercial Mortgage Trust 2024-VLT4 A, CME Term SOFR 1 Month + 1.4914%, 5.8106%, 7/15/29ž,‡	1,797,039	1,787,392
BX Commercial Mortgage Trust 2025-DIME A, CME Term SOFR 1 Month + 1.1500%, 5.4692%, 2/15/35ž,‡	1,663,000	1,648,213

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
BX Commercial Mortgage Trust 2025-ROIC A, CME Term SOFR 1 Month + 1.1438%, 5.4630%, 3/15/30ž,‡	$2,130,000	$2,114,042
BX Commercial Mortgage Trust 2025-ROIC B, CME Term SOFR 1 Month + 1.3935%, 5.7127%, 3/15/30ž,‡	466,000	461,928
BX Commercial Mortgage Trust 2025-SPOT A, CME Term SOFR 1 Month + 1.4434%, 5.7634%, 4/16/40ž,‡	880,000	879,374
Carlyle Global Markets Strategies 2017-3A A1R2, CME Term SOFR 3 Month + 1.4000%, 5.6932%, 10/21/37ž,‡	1,659,000	1,661,081
Carlyle Global Markets Strategies 2018-4A A2R, CME Term SOFR 3 Month + 1.5600%, 5.8629%, 10/19/37ž,‡	2,189,000	2,191,115
CART 2024-DFW1 A, CME Term SOFR 1 Month + 1.6417%, 5.9609%, 8/15/41ž,‡	1,151,000	1,146,220
CART 2024-DFW1 B, CME Term SOFR 1 Month + 2.2908%, 6.6100%, 8/15/41ž,‡	846,629	839,738
CBAM CLO Management 2019-11RA A2, CME Term SOFR 3 Month + 1.7616%, 6.0548%, 1/22/35ž,‡	4,325,000	4,308,035
Cedar Funding Ltd 2018-9A AR, CME Term SOFR 3 Month + 1.4200%, 5.7132%, 7/20/37ž,‡	1,687,000	1,689,793
CENT Trust 2023-CITY A, CME Term SOFR 1 Month + 2.6200%, 6.9392%, 9/15/38ž,‡	1,845,000	1,847,870
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61ž	2,170,457	2,074,607
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61ž	796,368	749,029
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62ž	10,157,724	10,174,076
Chase Mortgage Finance Corp 2020-CL1 M1, CME Term SOFR 1 Month + 2.3645%, 6.6846%, 10/25/57ž,‡	2,454,358	2,524,138
CIFC Funding Ltd 2014-2RA AR, CME Term SOFR 3 Month + 1.3600%, 5.6566%, 10/26/37ž,‡	2,055,000	2,056,035
CIFC Funding Ltd 2014-5A A1R3, CME Term SOFR 3 Month + 1.3800%, 5.6829%, 7/17/37ž,‡	2,481,000	2,478,787
CIFC Funding Ltd 2021-7A B, CME Term SOFR 3 Month + 1.8616%, 6.1520%, 1/23/35ž,‡	1,432,000	1,429,661
COLEM Mortgage Trust 2022-HLNE A, 2.4610%, 4/12/42ž,‡	4,914,000	4,592,888
COMM Mortgage Trust 2024-WCL1 A, CME Term SOFR 1 Month + 1.8410%, 6.1602%, 6/15/41ž,‡	2,536,542	2,516,731
Compass Datacenters Issuer III LLC 2025-1A A2, 5.6560%, 2/25/50ž	1,414,000	1,427,189
Connecticut Avenue Securities Trust 2021-R02 2M1, US 30 Day Average SOFR + 0.9000%, 5.2397%, 11/25/41ž,‡	175,490	175,316
Connecticut Avenue Securities Trust 2021-R02 2M2, US 30 Day Average SOFR + 2.0000%, 6.3397%, 11/25/41ž,‡	4,397,000	4,411,933
Connecticut Avenue Securities Trust 2021-R03 1M2, US 30 Day Average SOFR + 1.6500%, 5.9897%, 12/25/41ž,‡	951,000	951,000
Connecticut Avenue Securities Trust 2022-R01 1B1, US 30 Day Average SOFR + 3.1500%, 7.4897%, 12/25/41ž,‡	1,759,000	1,794,180
Connecticut Avenue Securities Trust 2022-R01 1M2, US 30 Day Average SOFR + 1.9000%, 6.2397%, 12/25/41ž,‡	1,997,000	2,009,912
Connecticut Avenue Securities Trust 2022-R04 1M1, US 30 Day Average SOFR + 2.0000%, 6.3397%, 3/25/42ž,‡	488,583	493,217
Connecticut Avenue Securities Trust 2022-R05 2M1, US 30 Day Average SOFR + 1.9000%, 6.2397%, 4/25/42ž,‡	857,742	861,127
Connecticut Avenue Securities Trust 2023-R01 1M1, US 30 Day Average SOFR + 2.4000%, 6.7357%, 12/25/42ž,‡	654,184	668,441
Connecticut Avenue Securities Trust 2023-R06 1M1, US 30 Day Average SOFR + 1.7000%, 6.0397%, 7/27/43ž,‡	704,918	706,876
Connecticut Avenue Securities Trust 2023-R07 2M1, US 30 Day Average SOFR + 1.9500%, 6.2857%, 9/25/43ž,‡	334,413	335,775
Connecticut Avenue Securities Trust 2023-R08 1M1, US 30 Day Average SOFR + 1.5000%, 5.8397%, 10/26/43ž,‡	632,596	633,394
Connecticut Avenue Securities Trust 2024-R01 1M1, US 30 Day Average SOFR + 1.0500%, 5.3897%, 1/25/44ž,‡	572,668	571,464
Connecticut Avenue Securities Trust 2024-R03 2M1, US 30 Day Average SOFR + 1.1500%, 5.4857%, 3/25/44ž,‡	356,818	356,387
Connecticut Avenue Securities Trust 2024-R04 1M1, US 30 Day Average SOFR + 1.1000%, 5.4397%, 5/25/44ž,‡	470,472	469,541
Connecticut Avenue Securities Trust 2024-R05 2M1, US 30 Day Average SOFR + 1.0000%, 5.3397%, 7/25/44ž,‡	307,003	306,500
Connecticut Avenue Securities Trust 2024-R06 1M1, US 30 Day Average SOFR + 1.0500%, 5.3897%, 9/26/44ž,‡	815,914	814,298
Connecticut Avenue Securities Trust 2025-R01 1M1, US 30 Day Average SOFR + 1.1000%, 5.4357%, 1/25/45ž,‡	311,280	310,566

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Connecticut Avenue Securities Trust 2025-R02 1M1, US 30 Day Average SOFR + 1.1500%, 5.4857%, 2/27/45ž,‡	$617,387	$616,170
CP EF Asset Securitization I LLC 2002-1A A, 5.9600%, 4/15/30ž	147,188	147,245
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A A, 7.4800%, 3/15/32ž	442,312	447,813
CPT Mortgage Trust 2019-CPT F, 2.9968%, 11/13/39ž,‡	1,690,000	1,281,998
CRB Securitization Trust 2023-1 A, 6.9600%, 10/20/33ž	375,058	376,932
Croton Park CLO Ltd, CME Term SOFR 3 Month + 1.5600%, 6.2097%, 10/15/36ž,‡	1,121,000	1,120,394
CyrusOne Data Centers Issuer I LLC 2023-1A B, 5.4500%, 4/20/48ž	309,150	304,830
CyrusOne Data Centers Issuer I LLC 2023-2A A2, 5.5600%, 11/20/48ž	356,391	356,616
CyrusOne Data Centers Issuer I LLC 2024-1A A2, 4.7600%, 3/22/49ž	708,449	692,167
CyrusOne Data Centers Issuer I LLC 2024-2A A2, 4.5000%, 5/20/49ž	838,000	806,751
CyrusOne Data Centers Issuer I LLC 2024-3A A2, 4.6500%, 5/20/49ž	3,607,000	3,418,748
DB Master Finance LLC 2017-1A A2II, 4.0300%, 11/20/47ž	4,765,320	4,657,448
DB Master Finance LLC 2021-1A A2II, 2.4930%, 11/20/51ž	280,575	257,835
DC Commercial Mortgage Trust 2023-DC B, 6.8043%, 9/12/40ž	1,459,617	1,500,487
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49ž	2,114,000	2,000,808
Diamond Resorts Owner Trust 2021-1A A, 1.5100%, 11/21/33ž	290,381	285,681
DROP Mortgage Trust 2021-FILE A, CME Term SOFR 1 Month + 1.2645%, 5.5835%, 10/15/43ž,‡	3,929,000	3,719,723
Ellington Financial Mortgage Trust 2025-CES1 A1A, 5.7260%, 1/25/60ž,Ç	775,763	777,633
Enva LLC 2024-A A, 7.4300%, 10/21/30ž	788,710	793,081
Exeter Automobile Receivables Trust 2021-1A D, 1.0800%, 11/16/26	174,029	172,903
Extended Stay America Trust 2021-ESH E, CME Term SOFR 1 Month + 2.9645%, 7.2835%, 7/15/38ž,‡	2,933,651	2,929,509
FIGRE Trust 2024-HE1 A, 6.1650%, 3/25/54ž,‡	727,926	740,443
FIGRE Trust 2024-HE2 A, 6.3800%, 5/25/54ž,‡	584,291	593,960
FIGRE Trust 2024-HE3 A, 5.9370%, 7/25/54ž,‡	415,396	418,808
FIGRE Trust 2024-HE4 A, 5.0560%, 9/25/54ž,‡	825,247	817,814
FIGRE Trust 2025-HE2 A, 5.7750%, 3/25/55ž,‡	936,000	936,000
Finance of America Structured Securities Trust 2025-S1 A1, 3.5000%, 2/25/75ž	693,745	658,781
First Help Financial LLC 2024-2A A2, 5.8900%, 6/15/30ž	849,316	860,028
Foundation Finance Trust 2024-2A A, 4.6000%, 3/15/50ž	786,220	780,121
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA6 M2, US 30 Day Average SOFR + 1.5000%, 5.8397%, 10/25/41ž,‡	1,173,480	1,173,674
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA3 M2, US 30 Day Average SOFR + 2.1000%, 6.4397%, 9/25/41ž,‡	361,621	363,961
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A, US 30 Day Average SOFR + 2.1000%, 6.4397%, 3/25/42ž,‡	335,784	337,492
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA3 M1A, US 30 Day Average SOFR + 2.3000%, 6.6397%, 8/25/42ž,‡	521,074	529,840
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A, US 30 Day Average SOFR + 2.1000%, 6.4357%, 4/27/43ž,‡	1,156,456	1,171,580
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1A, US 30 Day Average SOFR + 2.0000%, 6.3397%, 6/25/43ž,‡	958,908	962,551
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M1, US 30 Day Average SOFR + 1.8500%, 6.1897%, 11/25/43ž,‡	617,816	620,316
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA2 M1, US 30 Day Average SOFR + 1.2000%, 5.5397%, 5/25/44ž,‡	822,908	821,757
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA3 M1, US 30 Day Average SOFR + 1.0000%, 5.3397%, 10/25/44ž,‡	372,798	372,093
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-HQA1 M2, US 30 Day Average SOFR + 2.0000%, 6.3397%, 3/25/44ž,‡	2,357,000	2,360,091
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-HQA2 M1, US 30 Day Average SOFR + 1.2000%, 5.5397%, 8/25/44ž,‡	1,436,974	1,435,680
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-DNA1 M1, US 30 Day Average SOFR + 1.0500%, 5.3897%, 1/25/45ž,‡	633,732	631,925
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-HQA1 M1, US 30 Day Average SOFR + 1.1500%, 5.4897%, 2/27/45ž,‡	1,428,670	1,426,270
GCAT 2022-INV1 A1, 3.0000%, 12/25/51ž,‡	2,138,282	1,816,864
Gracie Point International Funding 2024-1A A, US 90 Day Average SOFR + 1.7000%, 6.1218%, 3/1/28ž,‡	558,000	558,979
Great Wolf Trust 2024-WLF2 A, CME Term SOFR 1 Month + 1.6912%, 6.0104%, 5/15/41ž,‡	2,209,000	2,208,871
GS Mortgage Securities Trust 2025-800D A, CME Term SOFR 1 Month + 2.6500%, 6.9699%, 11/19/29ž,‡	2,467,000	2,467,000
Hilton Grand Vacations Trust 2020-AA, 2.7400%, 2/25/39ž	847,551	824,437
Homeward Opportunities Fund I Trust 2024-RRTL2 A1, 5.9890%, 9/25/39ž,Ç	797,000	799,808
Homeward Opportunities Fund I Trust 2024-RTL1 A1, 7.1200%, 7/25/29ž,Ç	1,792,000	1,802,597
Homeward Opportunities Fund I Trust 2025-RRTL1 A1, 5.4760%, 3/25/40ž,Ç	1,377,000	1,378,097

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Hudson's Bay Simon JV Trust 2015-HB10 A10, 4.1545%, 8/5/34ž	$412,000	$398,793
Hudson's Bay Simon JV Trust 2015-HB7 A7, 3.9141%, 8/5/34ž	282,378	279,857
Hudson's Bay Simon JV Trust 2015-HB7 B7, 4.6662%, 8/5/34ž	100,000	99,105
KRE Commercial Mortgage Trust 2025-AIP4 A, CME Term SOFR 1 Month + 1.3000%, 5.6200%, 3/17/42ž,‡	1,485,000	1,478,234
LAD Auto Receivables Trust 2022-1A A, 5.2100%, 6/15/27ž	451,801	452,100
LBA Trust 2024-BOLT A, CME Term SOFR 1 Month + 1.5911%, 5.9103%, 6/15/39ž,‡	1,424,004	1,420,453
Lendbuzz Securitization Trust 2021-1A A, 4.2200%, 5/17/27ž	570,415	567,404
Lendbuzz Securitization Trust 2023-1A A2, 6.9200%, 8/15/28ž	1,294,522	1,310,941
Lendbuzz Securitization Trust 2024-1A A2, 6.1900%, 8/15/29ž	1,425,053	1,435,538
Lendbuzz Securitization Trust 2024-3A A2, 4.9700%, 10/15/29ž	914,273	913,755
Lex Commercial Loan Master Trust 2024-BBG A, 4.8736%, 10/13/33ž,‡	427,000	423,924
LHOME Mortgage Trust 2022-RTL3 A1, 8.1500%, 11/25/27ž,Ç	1,091,690	1,093,033
LHOME Mortgage Trust 2024-RTL1 A1, 7.0170%, 1/25/29ž,Ç	836,000	843,784
LHOME Mortgage Trust 2024-RTL2 A1, 7.1280%, 3/25/29ž,Ç	1,454,356	1,470,685
LHOME Mortgage Trust 2024-RTL3 A1, 6.9000%, 5/25/29ž,Ç	586,465	593,087
LHOME Mortgage Trust 2024-RTL4 A1, 5.9210%, 7/25/39ž,Ç	1,729,143	1,735,129
Life Financial Services Trust 2021-BMR C, CME Term SOFR 1 Month + 1.2145%, 5.5335%, 3/15/38ž,‡	1,410,500	1,396,916
Life Financial Services Trust 2022-BMR2 A1, CME Term SOFR 1 Month + 1.2952%, 5.6144%, 5/15/39ž,‡	2,823,000	2,732,260
Life Financial Services Trust 2022-BMR2 B, CME Term SOFR 1 Month + 1.7939%, 6.1131%, 5/15/39ž,‡	1,059,000	968,889
M&T Equipment Notes 2023-1A A2, 6.0900%, 7/15/30ž	293,666	293,930
Madison Park Funding Ltd 2019-34A A2RR, CME Term SOFR 3 Month + 1.6000%, 5.9076%, 10/16/37ž,‡	823,000	821,096
Madison Park Funding Ltd 2022-55A A1R, CME Term SOFR 3 Month + 1.3600%, 5.6532%, 7/20/37ž,‡	2,050,000	2,051,036
Marlette Funding Trust 2023-2A B, 6.5400%, 6/15/33ž	666,420	668,824
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11, US 30 Day Average SOFR + 0.9500%, 5.0000%, 10/25/51ž,‡	1,556,942	1,448,684
Mello Mortgage Capital Acceptance Trust 2022-INV1 A2, 3.0000%, 3/25/52ž,‡	830,057	705,213
Mello Mortgage Capital Acceptance Trust 2024-SD1 A1, 4.0000%, 4/25/54ž,Ç	614,444	599,431
MHC Commercial Mortgage Trust 2021-MHC A, CME Term SOFR 1 Month + 0.9154%, 5.2344%, 4/15/38ž,‡	969,880	966,117
MHC Commercial Mortgage Trust 2021-MHC C, CME Term SOFR 1 Month + 1.4654%, 5.7844%, 4/15/38ž,‡	1,437,654	1,431,144
NCMF Trust 2022-MFP A, CME Term SOFR 1 Month + 1.7420%, 6.0612%, 3/15/39ž,‡	855,000	848,483
New Residential Mortgage Loan Trust 2024-NQM2 A1, US 30 Day Average SOFR + 0.1400%, 5.1170%, 9/25/64ž,‡	1,117,494	1,110,960
New Residential Mortgage Loan Trust 2024-RTL1 A1, 6.6640%, 3/25/39ž,Ç	2,019,946	2,037,252
New Residential Mortgage Loan Trust 2024-RTL2 A1, 5.4430%, 9/25/39ž,Ç	646,000	642,086
NRTH PARK Mortgage Trust 2024-PARK A, CME Term SOFR 1 Month + 1.6413%, 5.9605%, 3/15/41ž,‡	2,673,000	2,675,497
NRZ Excess Spread Collateralized Notes 2020-PLS1 A, 3.8440%, 12/25/25ž	196,210	192,657
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26ž	353,807	339,563
NRZ Excess Spread Collateralized Notes 2024-FNT1 A, 7.3980%, 11/25/31ž,Ç	904,363	913,133
Oak Hill Credit Partners 2021-9A A2R, CME Term SOFR 3 Month + 1.5800%, 5.8732%, 10/19/37ž,‡	1,175,000	1,173,442
Oak Street Investment Grade Net Lease Fund 2020-1A A1, 1.8500%, 11/20/50ž	1,016,400	985,656
Oasis Securitization 2023-1A A, 7.0000%, 2/15/35ž	892,521	892,711
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38§	335,000	334,788
OCCU Auto Receivables Trust 2023-1A A3, 6.2300%, 6/15/28ž	1,784,000	1,806,373
Oceanview Mortgage Trust 2021-4 A11, US 30 Day Average SOFR + 0.8500%, 5.0000%, 10/25/51ž,‡	1,672,887	1,548,887
Oceanview Mortgage Trust 2021-5 AF, US 30 Day Average SOFR + 0.8500%, 5.0000%, 11/25/51ž,‡	1,614,886	1,495,753
Oceanview Mortgage Trust 2022-2 A1, 3.0000%, 12/25/51ž,‡	1,259,606	1,070,520
OCP CLO Ltd 2020-18A A2R2, CME Term SOFR 3 Month + 1.5700%, 5.8632%, 7/20/37ž,‡	634,793	635,623
OCP CLO Ltd 2020-8RA AR, CME Term SOFR 3 Month + 1.2500%, 5.5529%, 10/17/36ž,‡	1,777,880	1,778,033
Octagon Investment Partners 42 Ltd 2019-3A A2RR, CME Term SOFR 3 Month + 1.5600%, 5.8620%, 7/15/37ž,‡	300,000	299,905
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51ž,‡	536,437	455,910
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51ž,‡	1,419,762	1,200,550
Onslow Bay Financial LLC 2024-NQM4 A3, 6.3210%, 1/25/64ž,Ç	358,345	359,394
Pretium Mortgage Credit Partners LLC 2025-RPL1 A1, 4.0000%, 7/25/69ž,Ç	887,481	848,311

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Pretium Mortgage Credit Partners LLC 2025-RPL2 A1, 4.0000%, 8/25/64ž,Ç	$995,000	$951,009
PRP Advisors LLC 2022-2 A1, 8.0000%, 3/25/27ž,Ç	1,932,417	1,934,611
PRP Advisors LLC 2024-2 A1, 7.0260%, 3/25/29ž,Ç	1,027,450	1,040,432
PRP Advisors LLC 2024-3 A1, 6.9940%, 5/25/29ž,Ç	2,102,820	2,113,420
PRP Advisors LLC 2024-RCF2 A1, 3.7500%, 3/25/54ž,Ç	594,179	577,716
Reach Financial LLC 2024-1A A, 6.3000%, 2/18/31ž	287,513	288,964
Regatta Funding 2018-1A AR, CME Term SOFR 3 Month + 1.4000%, 5.7029%, 7/17/37ž,‡	2,519,969	2,522,013
Saluda Grade Alternative Mortgage Trust 2023-FIG3 A, 7.0670%, 8/25/53ž,‡	327,075	336,788
Saluda Grade Alternative Mortgage Trust 2023-FIG4 A, 6.7180%, 11/25/53ž,‡	1,032,990	1,059,466
Saluda Grade Alternative Mortgage Trust 2024-CES1 A1, 6.3060%, 3/25/54ž,‡	622,287	627,313
Saluda Grade Alternative Mortgage Trust 2024-FIG5 A, 6.2550%, 4/25/54ž,‡	720,176	727,286
Saluda Grade Alternative Mortgage Trust 2024-RTL4 A1, 7.5000%, 2/25/30ž,Ç	2,106,427	2,111,311
Saluda Grade Alternative Mortgage Trust 2024-RTL5 A1, 7.7620%, 4/25/30ž,Ç	1,160,968	1,172,266
Saluda Grade Alternative Mortgage Trust 2024-RTL6 A1, 7.4390%, 7/25/30ž,Ç	1,303,500	1,310,984
Santander Bank Auto Credit-Linked Notes 2022-A B, 5.2810%, 5/15/32ž	103,545	103,541
Santander Bank Auto Credit-Linked Notes 2023-B A2, 5.6440%, 12/15/33ž	1,476,841	1,494,031
Santander Bank Auto Credit-Linked Notes 2024-A B, 5.6220%, 6/15/32ž	2,129,749	2,143,413
SCG Hotel Issuer Inc 2025-DLFN A, CME Term SOFR 1 Month + 1.2000%, 5.5100%, 3/15/35ž,‡	1,988,000	1,974,531
SELF Commercial Mortgage Trust 2024-STRG A, CME Term SOFR 1 Month + 1.5423%, 5.8615%, 11/15/34ž,‡	1,874,000	1,869,971
Sierra Receivables Funding Co LLC 2021-1A A, 0.9900%, 11/20/37ž	383,632	375,226
Sixth Street CLO Ltd 2017-9A AR, CME Term SOFR 3 Month + 1.3800%, 5.6732%, 7/21/37ž,‡	1,771,000	1,773,656
SMRT 2022-MINI A, CME Term SOFR 1 Month + 1.0000%, 5.3200%, 1/15/39ž,‡	2,805,000	2,783,575
SoFi Professional Loan Program 2020-C Trust, 1.9500%, 2/15/46ž	1,006,781	941,550
SREIT Trust 2021-MFP A, CME Term SOFR 1 Month + 0.8453%, 5.1645%, 11/15/38ž,‡	2,849,961	2,831,093
SWCH Commercial Mortgage Trust 2025-DATA A, CME Term SOFR 1 Month + 1.4429%, 5.7621%, 3/15/42ž,‡	533,000	526,969
Taco Bell Funding LLC 2021-1A A2II, 2.2940%, 8/25/51ž	383,175	343,542
TEXAS Commercial Mortgage Trust 2025-TWR A, CME Term SOFR 1 Month + 1.2931%, 5.6031%, 4/15/42ž,‡	551,000	548,438
Texas Debt Capital CLO Ltd 2023-2A A1R, CME Term SOFR 3 Month + 1.3700%, 5.6632%, 10/21/37ž,‡	1,821,000	1,822,156
THE 2023-MIC Trust 2023-MIC A, 8.4366%, 12/5/38ž,‡	1,278,485	1,388,993
The Huntington National Bank 2024-1 B1, 6.1530%, 5/20/32ž	1,247,234	1,262,721
The Huntington National Bank 2024-2 B1, 5.4420%, 10/20/32ž	632,424	635,475
The Huntington National Bank 2025-VTT A, 5.2704%, 3/15/38ž,‡	2,050,000	2,047,782
Theorem Funding Trust 2022-3A A, 7.6000%, 4/15/29ž	314,716	316,149
THL Credit Wind River CLO Ltd 2014-1A ARR, CME Term SOFR 3 Month + 1.3116%, 5.6048%, 7/18/31ž,‡	1,121,951	1,121,090
Toorak Mortgage Corp 2025-RRTL1 A1, 5.5240%, 2/25/40ž,Ç	520,000	520,725
Tricolor Auto Securitization Trust 2024-1A A, 6.6100%, 10/15/27ž	323,419	324,938
Tricolor Auto Securitization Trust 2024-2A A, 6.3600%, 12/15/27ž	523,361	525,880
TTAN 2021-MHC A, CME Term SOFR 1 Month + 0.9645%, 5.2845%, 3/15/38ž,‡	1,292,764	1,287,483
TYSN 2023-CRNR Mortgage Trust 2023-CRNR A, 6.5797%, 12/10/33ž,‡	758,943	796,219
TYSN 2023-CRNR Mortgage Trust 2023-CRNR B, 6.5797%, 12/10/33ž,‡	1,530,716	1,524,281
US Bank National Association 2023-1 B, 6.7890%, 8/25/32ž	843,957	854,929
USASF Receivables LLC 2021-1A C, 2.2000%, 5/15/26ž	1,174,573	1,137,001
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45ž	2,652,000	2,609,774
VASA Trust 2021-VASA A, CME Term SOFR 1 Month + 1.0145%, 5.3345%, 7/15/39ž,‡	1,260,000	1,220,212
Verus Securitization Trust 2020-1, 3.6420%, 1/25/60ž,Ç	1,470,411	1,435,724
Voya CLO Ltd 2024-4A A2, CME Term SOFR 3 Month + 1.5500%, 5.8432%, 7/20/37ž,‡	708,713	707,308
Wells Fargo Commercial Mortgage Trust 2024-MGP A11, CME Term SOFR 1 Month + 1.9907%, 6.3099%, 8/15/41ž,‡	2,579,934	2,553,684
Wendy's Funding LLC 2021-1A A2I, 2.3700%, 6/15/51ž	500,215	453,717
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36ž	200,076	196,990
Westlake Automobile Receivable Trust 2023-3A A2A, 5.9600%, 10/15/26ž	200,005	200,122
Westlake Automobile Receivable Trust 2023-4A A2, 6.2300%, 1/15/27ž	866,090	868,440
Woodward Capital Management 2021-3 A21, US 30 Day Average SOFR + 0.8000%, 5.0000%, 7/25/51ž,‡	1,078,344	995,644
Woodward Capital Management 2023-CES1 A1A, 6.5150%, 6/25/43ž,‡	483,857	486,116
Woodward Capital Management 2023-CES3 A1A, 7.1130%, 11/25/43ž,‡	735,303	746,472
Woodward Capital Management 2024-CES1 A1A, 6.0250%, 2/25/44ž,‡	844,503	848,294
Woodward Capital Management 2024-CES2 A1A, 6.1410%, 4/25/44ž,‡	2,315,556	2,329,692

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Woodward Capital Management 2024-CES3 A1A, 6.5910%, 5/25/44ž,‡	$911,084	$922,212
Woodward Capital Management 2024-CES5 A1A, 5.8460%, 8/25/44ž,Ç	1,442,698	1,448,253
Woodward Capital Management 2024-CES6 A1A, 5.3440%, 9/25/44ž,Ç	1,146,588	1,142,542
Woodward Capital Management 2024-CES7 A1A, 5.1580%, 10/25/44ž,Ç	1,778,081	1,766,698
Woodward Capital Management 2024-CES8 A1A, 5.4896%, 11/25/44ž,Ç	1,054,377	1,053,466
Woodward Capital Management 2024-CES9 A1A, 5.5820%, 12/25/44ž,Ç	889,841	890,393
Woodward Capital Management 2025-CES1 A1A, 5.6530%, 1/25/45ž,Ç	401,199	401,965
Woodward Capital Management 2025-CES2 A1A, 5.5030%, 2/25/55ž,Ç	1,143,379	1,143,437
Woodward Capital Management 2025-CES3 A1A, 5.5530%, 3/25/55ž,Ç	527,000	527,750
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $301,827,389)		300,316,995
Bank Loans and Mezzanine Loans – 3.4%
Basic Industry – 0.4%
Novelis Holdings Inc, CME Term SOFR 3 Month + 2.0000%, 6.2924%, 3/11/32‡	2,538,000	2,534,827
Capital Goods – 0.5%
EMRLD Borrower LP, CME Term SOFR 3 Month + 2.5000%, 6.7992%, 8/4/31‡	3,361,235	3,327,018
Consumer Cyclical – 0.6%
Delta 2 Lux Sarl, CME Term SOFR 3 Month + 2.0000%, 7.2006%, 9/30/31ƒ,‡	1,072,657	1,069,643
Life Time Inc, CME Term SOFR 3 Month + 2.5000%, 6.7961%, 11/5/31‡	3,484,000	3,473,548
		4,543,191
Consumer Non-Cyclical – 0.5%
Aramark Services Inc, CME Term SOFR 1 Month + 2.0000%, 6.3249%, 6/22/30‡	839,375	838,149
Concentra Health Services Inc, CME Term SOFR 1 Month + 2.0000%, 6.3249%, 7/26/31‡	1,256,850	1,253,708
Medline Borrower LP, CME Term SOFR 1 Month + 2.2500%, 6.5749%, 10/23/28‡	1,754,185	1,750,168
		3,842,025
Diversified Financial Services – 0.3%
Delta 2 Lux Sarl, CME Term SOFR 3 Month + 2.0000%, 6.2992%, 9/30/31‡	2,145,309	2,139,281
Electric – 0.1%
Alpha Generation LLC, CME Term SOFR 1 Month + 2.7500%, 7.0749%, 9/30/31‡	1,055,355	1,054,205
Technology – 0.1%
Clearwater Analytics LLC, CME Term SOFR 1 Month + 2.2500%, 7.0586%, 2/7/32ƒ,‡	770,000	766,150
Transportation – 0.9%
Genesee & Wyoming Inc, CME Term SOFR 3 Month + 1.7500%, 6.0492%, 4/10/31‡	4,763,033	4,716,022
Stonepeak Nile Parent LLC, CME Term SOFR 1 Month + 2.7500%, 7.0548%, 2/4/32ƒ,‡	1,453,000	1,446,185
		6,162,207
Total Bank Loans and Mezzanine Loans (cost $24,475,666)		24,368,904
Corporate Bonds – 31.3%
Banking – 9.1%
American Express Co, SOFR + 1.3300%, 6.3380%, 10/30/26‡	2,284,000	2,306,068
Bank of America Corp, SOFR + 1.9900%, 6.2040%, 11/10/28‡	2,851,000	2,963,100
Bank of America Corp, SOFR + 0.8300%, 4.9790%, 1/24/29‡	6,669,000	6,736,599
Bank of America Corp, SOFR + 1.0000%, 5.1620%, 1/24/31‡	2,356,000	2,388,475
BNP Paribas SA, USD ICE SWAP 11AM NY 5 Year + 5.1500%, 7.3750%ž,‡,μ	5,148,000	5,158,487
Discover Financial Services, 4.1000%, 2/9/27	5,394,000	5,339,152
Fifth Third Bancorp, SOFR + 2.3400%, 6.3390%, 7/27/29‡	1,256,000	1,312,978
Goldman Sachs Group Inc, SOFR + 1.0780%, 5.2070%, 1/28/31‡	2,559,000	2,593,811
ING Groep NV, SOFR + 1.5600%, 6.0830%, 9/11/27‡	2,448,000	2,497,333
JPMorgan Chase & Co, SOFR + 1.3200%, 4.0800%, 4/26/26‡	6,763,000	6,750,006
JPMorgan Chase & Co, SOFR + 1.1900%, 5.0400%, 1/23/28‡	1,557,000	1,570,515
JPMorgan Chase & Co, SOFR + 0.9000%, 5.1400%, 1/24/31‡	1,562,000	1,586,360
Morgan Stanley, SOFR + 1.5900%, 5.1640%, 4/20/29‡	1,918,000	1,943,999
Morgan Stanley, SOFR + 1.6300%, 5.4490%, 7/20/29‡	2,175,000	2,224,550
Morgan Stanley Bank NA, SOFR + 0.9060%, 5.0160%, 1/12/29‡	2,610,000	2,641,331
PNC Financial Services Group Inc/The, SOFR + 1.0720%, 5.2220%, 1/29/31‡	1,124,000	1,143,701
Truist Financial Corp, SOFR + 2.0500%, 6.0470%, 6/8/27‡	2,484,000	2,525,352
Truist Financial Corp, SOFR + 1.6200%, 5.4350%, 1/24/30‡	1,123,000	1,146,123
US Bancorp, SOFR + 1.5600%, 5.3840%, 1/23/30‡	2,970,000	3,030,174
US Bancorp, SOFR + 1.0610%, 5.0460%, 2/12/31‡	3,563,000	3,592,159
Wells Fargo & Co, SOFR + 0.7800%, 4.9000%, 1/24/28‡	3,421,000	3,440,289
Wells Fargo & Co, SOFR + 1.5100%, 3.5260%, 3/24/28‡	3,116,000	3,053,252
		65,943,814
Basic Industry – 0.8%
FMG Resources (August 2006) Pty Ltd, 4.5000%, 9/15/27ž	2,526,000	2,449,694
Glencore Funding LLC, 4.9070%, 4/1/28ž	1,110,000	1,114,533

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Basic Industry – (continued)
Glencore Funding LLC, 5.1860%, 4/1/30ž	$955,000	$961,155
Novelis Corp, 3.2500%, 11/15/26ž	1,106,000	1,069,215
		5,594,597
Brokerage – 0.7%
LPL Holdings Inc, 5.7000%, 5/20/27	4,883,000	4,963,412
Capital Goods – 2.9%
Amcor Flexibles North America Inc, 4.8000%, 3/17/28ž	4,144,000	4,166,488
Berry Global Inc, 5.8000%, 6/15/31#	5,049,000	5,245,729
Boeing Co/The, 2.1960%, 2/4/26	3,735,000	3,654,329
Regal Rexnord Corp, 6.0500%, 2/15/26	1,890,000	1,904,308
TransDigm Inc, 6.3750%, 3/1/29ž	2,419,000	2,443,662
WESCO Distribution Inc, 6.3750%, 3/15/29ž	3,457,000	3,497,122
		20,911,638
Consumer Cyclical – 1.7%
Carvana Co, 11.0000% (11% Cash or 13% PIK), 6/1/30ž,Ø	2,355,604	2,493,011
CBRE Services Inc, 5.5000%, 4/1/29	4,875,000	4,998,940
Ford Motor Credit Co LLC, 5.8000%, 3/8/29	3,531,000	3,496,414
Stellantis Finance US Inc, 5.3500%, 3/17/28ž	398,000	398,460
Stellantis Finance US Inc, 5.7500%, 3/18/30ž	728,000	727,479
		12,114,304
Consumer Non-Cyclical – 4.5%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 6.5000%, 2/15/28ž	1,938,000	1,965,161
CVS Health Corp, 4.3000%, 3/25/28	3,663,000	3,618,836
GE HealthCare Technologies Inc, 5.6000%, 11/15/25	3,053,000	3,067,111
HCA Inc, 5.8750%, 2/15/26	684,000	686,689
Heartland Dental LLC / Heartland Dental Finance Corp, 10.5000%, 4/30/28ž	2,346,000	2,464,867
Illumina Inc, 5.8000%, 12/12/25	2,951,000	2,971,954
Mars Inc, 4.6000%, 3/1/28ž	1,404,000	1,409,647
Mars Inc, 4.8000%, 3/1/30ž	3,334,000	3,353,070
Mattel Inc, 3.7500%, 4/1/29ž	3,395,000	3,217,046
Smith & Nephew PLC, 5.1500%, 3/20/27	692,000	698,152
Solventum Corp, 5.4500%, 2/25/27	1,387,000	1,406,976
Solventum Corp, 5.4000%, 3/1/29	2,684,000	2,737,979
Teva Pharmaceutical Finance Netherlands III BV, 3.1500%, 10/1/26	4,747,000	4,603,495
		32,200,983
Electric – 0.3%
Southern California Edison Co, 5.8500%, 11/1/27	2,077,000	2,127,676
Energy – 2.6%
Columbia Pipelines Holding Company LLC, 6.0550%, 8/15/26ž	1,572,000	1,594,707
DT Midstream Inc, 4.1250%, 6/15/29ž	5,499,000	5,175,296
FTAI Infra Escrow Holdings LLC, 10.5000%, 6/1/27ž	1,446,000	1,512,876
Hess Midstream Operations LP, 5.8750%, 3/1/28ž	1,730,000	1,737,815
Hess Midstream Operations LP, 6.5000%, 6/1/29ž	2,197,000	2,240,683
Occidental Petroleum Corp, 5.2000%, 8/1/29	1,841,000	1,839,771
Occidental Petroleum Corp, 8.8750%, 7/15/30	840,000	961,861
Occidental Petroleum Corp, 6.6250%, 9/1/30	1,596,000	1,676,601
Targa Resources Partners LP / Targa Resources Partners Finance Corp, 6.5000%, 7/15/27	1,643,000	1,650,033
		18,389,643
Finance Companies – 2.2%
Avolon Holdings Funding Ltd, 4.2500%, 4/15/26ž	2,351,000	2,337,813
Avolon Holdings Funding Ltd, 2.1250%, 2/21/26ž	3,354,000	3,274,729
Castlelake Aviation Finance DAC, 5.0000%, 4/15/27ž	2,999,000	3,027,137
GGAM Finance Ltd, 5.8750%, 3/15/30ž	1,873,000	1,848,445
Macquarie Airfinance Holdings Ltd, 6.4000%, 3/26/29ž	912,000	942,664
Owl Rock Capital Corp, 3.1250%, 4/13/27	4,908,000	4,675,035
		16,105,823
Financial Institutions – 0.3%
Atlas Warehouse Lending Co LP, 6.0500%, 1/15/28ž	1,020,000	1,029,088
Atlas Warehouse Lending Co LP, 6.2500%, 1/15/30ž	1,007,000	1,012,393
		2,041,481
Government Sponsored – 0.2%
Electricite de France SA, 5.7000%, 5/23/28ž	1,520,000	1,560,233
Insurance – 1.2%
Aon North America Inc, 5.1500%, 3/1/29	3,327,000	3,385,887
Arthur J Gallagher & Co, 4.8500%, 12/15/29	942,000	948,507

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Insurance – (continued)
Centene Corp, 4.2500%, 12/15/27	$2,006,000	$1,957,409
Corebridge Financial Inc, 3.5000%, 4/4/25	2,625,000	2,624,688
		8,916,491
Professional Services – 0.6%
Booz Allen Hamilton Inc, 4.0000%, 7/1/29ž	4,940,000	4,645,205
Real Estate Investment Trusts (REITs) – 0.6%
American Tower Trust I, 5.4900%, 3/15/28ž	4,241,000	4,310,574
Technology – 3.6%
Broadcom Inc, 5.0500%, 7/12/27	3,725,000	3,771,949
CrowdStrike Holdings Inc, 3.0000%, 2/15/29#	1,682,000	1,547,893
Foundry JV Holdco LLC, 5.5000%, 1/25/31ž	3,221,000	3,272,872
Intel Corp, 3.7500%, 3/25/27	4,685,000	4,608,668
Marvell Technology Inc, 5.7500%, 2/15/29	1,201,000	1,237,764
MSCI Inc, 4.0000%, 11/15/29ž	3,430,000	3,276,222
Synopsys Inc, 4.6500%, 4/1/28	1,810,000	1,820,351
Synopsys Inc, 4.8500%, 4/1/30	5,299,000	5,333,858
Western Digital Corp, 4.7500%, 2/15/26	1,478,000	1,469,488
		26,339,065
Total Corporate Bonds (cost $225,374,871)		226,164,939
Mortgage-Backed Securities – 5.9%
Fannie Mae:
3.0000%, TBA, 30 Year Maturity	1,076,043	933,127
3.5000%, TBA, 30 Year Maturity	1,884,226	1,700,229
4.5000%, TBA, 30 Year Maturity	1,885,000	1,802,927
5.5000%, TBA, 30 Year Maturity	3,255,438	3,251,027
6.0000%, TBA, 30 Year Maturity	793,545	805,821
		8,493,131
Fannie Mae Pool:
MA3521, 4.0000%, 11/1/48	490,236	463,125
BN3899, 4.0000%, 12/1/48	73,169	69,122
CA3683, 4.5000%, 6/1/49	25,215	24,463
CA4035, 4.5000%, 8/1/49	39,067	37,902
MA3908, 4.5000%, 1/1/50	54,775	53,147
FS5362, 4.5000%, 12/1/50	680,098	659,889
FS2546, 4.0000%, 3/1/51	37,003	34,957
BV4144, 3.0000%, 3/1/52	836,473	734,632
BV5379, 3.0000%, 4/1/52	724,062	637,074
BV5380, 3.0000%, 4/1/52	641,051	562,931
BV5394, 3.5000%, 4/1/52	628,722	575,831
BV5393, 3.5000%, 4/1/52	329,882	302,311
BV8485, 3.5000%, 4/1/52	196,728	180,178
BV4203, 3.5000%, 4/1/52	116,705	106,960
BV8484, 3.5000%, 4/1/52	103,051	94,438
BV7632, 4.5000%, 4/1/52	119,999	115,169
BV6879, 4.5000%, 4/1/52	109,588	105,178
BV7132, 4.5000%, 4/1/52	62,818	60,280
BW0081, 4.5000%, 4/1/52	57,080	54,774
BW0072, 4.5000%, 4/1/52	49,856	47,842
BV7131, 4.5000%, 4/1/52	32,108	30,811
BW0343, 4.5000%, 5/1/52	173,958	166,930
FS9074, 3.0000%, 6/1/52	5,789,440	5,059,620
FS5668, 3.0000%, 6/1/52	1,459,432	1,275,455
FS2420, 3.5000%, 7/1/52	2,426,925	2,216,889
BW7369, 5.0000%, 10/1/52	543,937	538,928
BW1288, 5.0000%, 10/1/52	242,696	240,270
CB6686, 4.5000%, 7/1/53	552,973	535,746
FS9027, 5.5000%, 7/1/53	1,199,938	1,213,331
CB6689, 5.5000%, 7/1/53	861,243	862,889
CB6851, 4.5000%, 8/1/53	360,388	349,161
CB7430, 5.5000%, 11/1/53	376,946	383,071
FS8037, 6.0000%, 1/1/54	47,330	49,039
CB8134, 5.5000%, 3/1/54	693,449	704,812
FS7607, 6.0000%, 3/1/54	41,796	43,192
FS7643, 6.0000%, 4/1/54	145,011	149,716
CB8543, 6.0000%, 5/1/54	1,161,553	1,194,835
FS9246, 5.5000%, 10/1/54	8,220	8,301
CB9612, 5.5000%, 12/1/54	128,686	129,071
BF0598, 2.5000%, 3/1/62	2,152,001	1,770,182
		21,842,452

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool:
ZT1320, 4.0000%, 11/1/48	$43,943	$41,513
ZA7158, 4.5000%, 6/1/49	34,180	33,000
RA1087, 4.5000%, 7/1/49	261,012	251,996
RA1088, 4.5000%, 7/1/49	43,873	42,565
RA1188, 4.5000%, 8/1/49	240,720	232,405
RA1999, 4.5000%, 1/1/50	164,231	158,558
SD8040, 4.5000%, 1/1/50	42,173	40,920
SD1551, 4.0000%, 3/1/50	513,565	485,163
SD1143, 4.5000%, 9/1/50	1,493,895	1,449,992
QC5848, 2.5000%, 8/1/51	1,056,172	886,635
QD9513, 2.5000%, 2/1/52	82,225	69,011
QE0318, 4.5000%, 3/1/52	26,938	25,854
QE1073, 3.5000%, 4/1/52	70,735	64,823
QD9191, 3.5000%, 4/1/52	63,893	58,557
SD7023, 3.0000%, 6/1/52	1,970,702	1,722,644
SD1840, 3.0000%, 6/1/52	1,404,559	1,226,973
SD1352, 3.5000%, 7/1/52	945,364	863,548
QF2386, 5.0000%, 10/1/52	1,065,841	1,054,395
QF2145, 5.0000%, 10/1/52	33,517	33,157
SD4294, 5.5000%, 9/1/53	267,173	271,402
SD4009, 6.0000%, 9/1/53	81,895	84,631
SD5067, 5.5000%, 3/1/54	7,745	7,831
QI2699, 5.5000%, 4/1/54	187,114	190,348
RJ1341, 6.0000%, 4/1/54	858,013	882,597
RJ2292, 5.5000%, 9/1/54	1,288,661	1,300,921
RJ2663, 5.0000%, 10/1/54	619,334	610,510
		12,089,949
Total Mortgage-Backed Securities (cost $43,072,376)		42,425,532
United States Treasury Notes/Bonds – 13.0%
4.3750%, 7/31/26	3,911,000	3,930,555
3.7500%, 8/31/26	25,756,000	25,677,525
4.2500%, 12/31/26	17,094,000	17,182,141
3.8750%, 3/15/28	5,389,700	5,388,858
4.0000%, 2/28/30	41,880,900	41,975,786
Total United States Treasury Notes/Bonds (cost $93,852,434)		94,154,865
Investment Companies – 6.8%
Money Markets – 6.8%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº,£ (cost $49,487,186)	49,477,291	49,487,186
Investments Purchased with Cash Collateral from Securities Lending – 0.1%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 4.2319%ºº,£	341,584	341,584
Time Deposits – 0%
Royal Bank of Canada, 4.3100%, 4/1/25	$85,396	85,396
Total Investments Purchased with Cash Collateral from Securities Lending (cost $426,980)		426,980
Total Investments (total cost $738,516,902) – 102.0%		737,345,401
Liabilities, net of Cash, Receivables and Other Assets – (2.0)%		(14,358,691)
Net Assets – 100%		$722,986,710

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$707,759,387	96.0%
Ireland	7,460,987	1.0
France	6,718,720	0.9
Israel	4,603,495	0.6
Australia	4,525,382	0.6
Netherlands	2,497,333	0.4
Luxembourg	2,139,281	0.3
United Kingdom	1,640,816	0.2
Total	$737,345,401	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/25	Ending Shares	Dividend Income
Investment Companies - 6.8%
Money Markets - 6.8%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº
	$20,954,642	$261,021,148	$(232,488,261)	$(342)	$(1)	$49,487,186	49,477,291	$1,270,020
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 4.2319%ºº
	2,897,014	80,707,226	(83,262,656)	-	-	341,584	341,584	25,161 ∆
Total Affiliated Investments - 6.9%
	$23,851,656	$341,728,374	$(315,750,917)	$(342)	$(1)	$49,828,770	49,818,875	$1,295,181

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
2 Year US Treasury Note	1,718	7/3/25	$355,921,283	$874,626
Ultra 10-Year Treasury Note	13	6/30/25	1,483,625	17,367
Ultra Long Term US Treasury Bond	13	6/30/25	1,589,250	9,712
Total - Futures Long				901,705
Futures Short:
10 Year US Treasury Note	148	6/30/25	(16,460,375)	(101,685)
5 Year US Treasury Note	687	7/3/25	(74,303,344)	(442,749)
US Treasury Long Bond	165	6/30/25	(19,351,406)	757
Total - Futures Short				(543,677)
Total				$358,028

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2025
Futures contracts:
Average notional amount of contracts - long	$339,796,926
Average notional amount of contracts - short	125,245,344

Notes to Schedule of Investments (unaudited)
IBOR	Interbank Offered Rate
ICE	Intercontinental Exchange
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Pay-in-kind (PIK) bonds give the issuer an option to make the interest payment in cash or additional securities.
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA
(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2025 is
$379,497,153, which represents 52.5% of net assets.

ƒ
All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date.

‡
Variable or floating rate security. Rate shown is the current rate as of March 31, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of March 31, 2025.
#	Loaned security; a portion of the security is on loan at March 31, 2025.
μ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
Ø	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of March 31, 2025)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38	9/24/2024	$334,948	$334,788	0.0%
The Fund has registration rights for certain restricted securities held as of March 31, 2025. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$300,316,995	$-
Bank Loans and Mezzanine Loans	-	24,368,904	-
Corporate Bonds	-	226,164,939	-
Mortgage-Backed Securities	-	42,425,532	-
United States Treasury Notes/Bonds	-	94,154,865	-
Investment Companies	-	49,487,186	-
Investments Purchased with Cash Collateral from Securities Lending	-	426,980	-
Total Investments in Securities	$-	$737,345,401	$-
Other Financial Instruments(a):
Futures Contracts	902,462	-	-
Total Assets	$902,462	$737,345,401	$-
Liabilities
Other Financial Instruments(a):
Futures Contracts	$544,434	$-	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-35-70291 05-25